Commitments and contingencies - Schedule Of Future Lease Payments Under Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
2027	¥ 75,083
2028	61,426
2029	57,231
2030	50,674
2031	37,883
2032 and thereafter	269,594
Total lease payments	551,891
Amount representing interest	29,951
Total lease liabilities for operating leases	¥ 521,941	¥ 502,997